Headcount	12 Months Ended
Dec. 31, 2024
HEADCOUNT
Headcount

37.  HEADCOUNT

Enel Chile’s personnel as of December 31, 2024 and 2023 is as follows:

Country	12-31-2024	12-31-2023
Chile	1,932	2,056
Argentina (1)	20	21
Total	1,952	2,077
Average	2,003	2,134
(1)	This item corresponds to the branch of Enel Generación Chile located in the province of Jujuy, Argentina.